Condensed Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Revenues:
Rental and other property income	$ 622,013	$ 622,013
Tenant reimbursement income	26,303	26,303
Total revenue	648,316	648,316
Expenses:
General and administrative expenses	188,115	223,303
Property operating expenses	26,500	26,500
Advisory fees and expenses	90,195	90,195
Acquisition related expenses	1,948,577	1,948,577
Depreciation	156,201	156,201
Amortization	104,436	104,436
Total operating expenses	2,514,024	2,549,212
Operating loss	(1,865,708)	(1,900,896)
Other income (expense):
Interest and other income	373	373
Interest expense	(253,218)	(253,218)
Total other expense	(252,845)	(252,845)
Net loss	$ (2,118,553)	$ (2,153,741)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	1,656,485	838,981
Net income (loss) per common share:
Basic and diluted (in dollars per shares)	$ (1.28)	$ (2.57)
Distributions declared per common share (in dollars per share)	$ 0.16	$ 0.31